Schedule of indirect taxes, charges and contributions payable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Indirect taxes, charges and contributions payable		R$ 1,421,955	R$ 938,880
Current portion		(1,418,682)	(935,778)
Non-current portion		3,273	3,102
Imposto Sobre Circulacao De Mercadorias Servicos [Member]
Reserve Quantities [Line Items]
Indirect taxes, charges and contributions payable		303,721	359,498
Agencia Nacionl De Telecomunicacoes Taxes And Fees [Member]
Reserve Quantities [Line Items]
Indirect taxes, charges and contributions payable	[1]	1,042,933	509,087
Imposto Sobre Servicos [Member]
Reserve Quantities [Line Items]
Indirect taxes, charges and contributions payable		66,075	66,082
Other Direct Taxes [Member]
Reserve Quantities [Line Items]
Indirect taxes, charges and contributions payable		R$ 9,226	R$ 4,213

[1]	In 2020, to minimize the impacts of the pandemic, Provisional Act 952, dated April 15, 2020, was enacted, authorizing the postponement of payment of taxes, such as TFF, Condecine and CFRP, in the amount of R$ 790 million, to August 31, 2020. In the third quarter of 2020, the Company made a partial payment in the amount of R$ 300 million referring to CFRP and Condecine, but due to a preliminary injunction in court, there was no need to pay the Fistel (TFF), which remains outstanding until the final and unappealable decision.